Distribution Date:	03/15/24	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	78,006,116.04	78,006,116.04	227,043.30	0.00	0.00	78,233,159.34	0.00	0.00%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	357,185,000.00	46,844,158.86	1,123,584.95	0.00	0.00	47,967,743.81	310,340,841.14	52.96%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00	42.42%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00	28.76%	17.37%
C	46642EBE5	4.619075%	45,846,000.00	45,846,000.00	0.00	176,471.76	0.00	0.00	176,471.76	45,846,000.00	21.81%	13.75%
D	46642EAJ5	4.619075%	74,303,000.00	74,303,000.00	0.00	286,009.28	0.00	0.00	286,009.28	74,303,000.00	10.55%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	6.71%	5.87%
F	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	56,517.50	0.00	0.00	56,517.50	17,390,000.00	4.08%	4.50%
NR*	46642EAQ9	3.900000%	56,912,885.00	26,886,534.78	0.00	70,806.91	0.00	0.00	70,806.91	26,886,534.78	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	784,583,650.82	124,850,274.90	2,580,308.92	0.00	0.00	127,430,583.82	659,733,375.92

X-A	46642EBA3	0.857319%	954,872,000.00	504,751,116.04	0.00	360,610.70	0.00	0.00	360,610.70	379,900,841.14
X-B	46642EBB1	0.277775%	90,112,000.00	90,112,000.00	0.00	20,859.05	0.00	0.00	20,859.05	90,112,000.00
X-C	46642EAE6	0.719075%	25,295,000.00	25,295,000.00	0.00	15,157.50	0.00	0.00	15,157.50	25,295,000.00
X-D	46642EAG1	0.719075%	74,302,885.00	44,276,534.78	0.00	26,531.79	0.00	0.00	26,531.79	44,276,534.78
Notional SubTotal			1,144,581,885.00	664,434,650.82	0.00	423,159.04	0.00	0.00	423,159.04	539,584,375.92

Deal Distribution Total					124,850,274.90	3,003,467.96	0.00	0.00	127,853,742.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	240.01881858	240.01881858	0.69859477	0.00000000	0.00000000	0.00000000	0.00000000	240.71741335	0.00000000
A-5	46642EAY2	1,000.00000000	131.14816932	3.14566667	0.00000000	0.00000000	0.00000000	0.00000000	134.29383600	868.85183068
A-SB	46642EAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642EBC9	1,000.00000000	0.00000000	3.33041662	0.00000000	0.00000000	0.00000000	0.00000000	3.33041662	1,000.00000000
B	46642EBD7	1,000.00000000	0.00000000	3.61775002	0.00000000	0.00000000	0.00000000	0.00000000	3.61775002	1,000.00000000
C	46642EBE5	1,000.00000000	0.00000000	3.84922916	0.00000000	0.00000000	0.00000000	0.00000000	3.84922916	1,000.00000000
D	46642EAJ5	1,000.00000000	0.00000000	3.84922924	0.00000000	0.00000000	0.00000000	0.00000000	3.84922924	1,000.00000000
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46642EAQ9	472.41560114	0.00000000	1.24412793	0.29122263	39.97671775	0.00000000	0.00000000	1.24412793	472.41560114
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	528.60604986	0.00000000	0.37765344	0.00000000	0.00000000	0.00000000	0.00000000	0.37765344	397.85525300
X-B	46642EBB1	1,000.00000000	0.00000000	0.23147916	0.00000000	0.00000000	0.00000000	0.00000000	0.23147916	1,000.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.59922910	0.00000000	0.00000000	0.00000000	0.00000000	0.59922910	1,000.00000000
X-D	46642EAG1	595.89253876	0.00000000	0.35707618	0.00000000	0.00000000	0.00000000	0.00000000	0.35707618	595.89253876

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	227,043.30	0.00	227,043.30	0.00	0.00	0.00	227,043.30	0.00
A-5	02/01/24 - 02/29/24	30	0.00	1,123,584.95	0.00	1,123,584.95	0.00	0.00	0.00	1,123,584.95	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/24 - 02/29/24	30	0.00	360,610.70	0.00	360,610.70	0.00	0.00	0.00	360,610.70	0.00
X-B	02/01/24 - 02/29/24	30	0.00	20,859.05	0.00	20,859.05	0.00	0.00	0.00	20,859.05	0.00
A-S	02/01/24 - 02/29/24	30	0.00	231,663.78	0.00	231,663.78	0.00	0.00	0.00	231,663.78	0.00
B	02/01/24 - 02/29/24	30	0.00	326,002.69	0.00	326,002.69	0.00	0.00	0.00	326,002.69	0.00
C	02/01/24 - 02/29/24	30	0.00	176,471.76	0.00	176,471.76	0.00	0.00	0.00	176,471.76	0.00
X-C	02/01/24 - 02/29/24	30	0.00	15,157.50	0.00	15,157.50	0.00	0.00	0.00	15,157.50	0.00
X-D	02/01/24 - 02/29/24	30	0.00	26,531.79	0.00	26,531.79	0.00	0.00	0.00	26,531.79	0.00
D	02/01/24 - 02/29/24	30	0.00	286,009.28	0.00	286,009.28	0.00	0.00	0.00	286,009.28	0.00
E	02/01/24 - 02/29/24	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	02/01/24 - 02/29/24	30	0.00	56,517.50	0.00	56,517.50	0.00	0.00	0.00	56,517.50	0.00
NR	02/01/24 - 02/29/24	30	2,258,616.02	87,381.24	0.00	87,381.24	16,574.32	0.00	0.00	70,806.91	2,275,190.34
Totals			2,258,616.02	3,020,042.29	0.00	3,020,042.29	16,574.32	0.00	0.00	3,003,467.96	2,275,190.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	4.619075%	45,846,000.00	45,846,000.00	0.00	176,471.76	0.00	0.00	176,471.76	45,846,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	205,518,000.00	0.00	734,138.23	0.00	0.00	734,138.23	205,518,000.00

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	127,853,742.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,933,216.75	Master Servicing Fee	7,980.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,065.29
Interest Adjustments	(2,670.42)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.01
ARD Interest	0.00	Senior Trust Advisor Fee	1,137.65
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	101,205.50	Total Fees	11,709.52
Total Interest Collected	3,031,751.83

Principal		Expenses/Reimbursements
Scheduled Principal	101,127,513.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	22,222,761.18	Special Servicing Fees (Monthly)	16,574.31
Collection of Principal after Maturity Date	750,000.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	750,000.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	124,850,274.90	Total Expenses/Reimbursements	16,574.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,003,467.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	124,850,274.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	127,853,742.86
Total Funds Collected	127,882,026.73	Total Funds Distributed	127,882,026.69

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	784,583,650.82	784,583,650.82	Beginning Certificate Balance	784,583,650.82
(-) Scheduled Principal Collections	101,127,513.72	101,127,513.72	(-) Principal Distributions	124,850,274.90
(-) Unscheduled Principal Collections	23,722,761.18	23,722,761.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	659,733,375.92	659,733,375.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	784,655,912.38	784,655,912.38	Ending Certificate Balance	659,733,375.92
Ending Actual Collateral Balance	659,847,973.25	659,847,973.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP
	9,999,999 or less	18	99,523,760.41	15.09%	3	4.7408	1.718573	1.35 or less	9	238,733,439.98	36.19%	3	4.6447	0.560539
10,000,000 to 19,999,999		4	65,476,741.50	9.92%	3	4.7328	1.452724	1.36 to 1.45	2	48,361,501.72	7.33%	4	4.7868	1.416365
20,000,000 to 24,999,999		1	23,054,143.69	3.49%	3	4.6660	0.210000	1.46 to 1.55	2	9,320,770.87	1.41%	3	4.7179	1.504765
25,000,000 to 49,999,999		5	186,471,797.76	28.26%	3	4.6343	1.078687	1.56 to 1.65	2	23,647,763.25	3.58%	3	4.7171	1.615087
	50,000,000 or greater	3	222,586,696.28	33.74%	2	4.6356	1.917219	1.66 to 1.80	5	40,295,028.22	6.11%	3	4.8408	1.691345
	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450	1.81 to 2.00	1	2,838,468.13	0.43%	3	4.5600	1.850000
								2.01 to 2.25	5	31,510,397.00	4.78%	3	4.7087	2.090770
								2.26 to 3.00	2	162,750,000.00	24.67%	2	4.6340	2.346359
								3.01 or greater	3	39,655,770.47	6.01%	3	4.5097	3.106772
								Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP
							Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP
Alabama	1	2,838,468.13	0.43%	3	4.5600	1.850000
							Lodging	4	118,557,523.96	17.97%	4	4.6810	0.824936
California	5	158,699,629.32	24.06%	3	4.6632	0.474707
							Mixed Use	5	75,795,395.05	11.49%	3	4.6632	1.420936
Florida	2	62,405,770.47	9.46%	(1)	4.4331	2.400682
							Multi-Family	12	100,962,960.57	15.30%	3	4.6905	2.086534
Georgia	2	41,162,913.91	6.24%	3	4.5509	2.875569
							Office	4	68,180,941.81	10.33%	3	4.6750	0.857257
Illinois	1	23,054,143.69	3.49%	3	4.6660	0.210000
							Retail	8	227,960,547.78	34.55%	2	4.6368	1.771168
Maryland	2	17,452,283.79	2.65%	3	5.0300	1.660000
							Self Storage	2	5,655,770.47	0.86%	3	4.8687	3.628405
Michigan	7	70,041,786.53	10.62%	3	4.7678	1.564977
							Totals	43	659,733,375.92	100.00%	3	4.6696	1.493450
Nebraska	1	5,526,409.85	0.84%	2	4.9600	1.250000

Nevada	1	103,500,000.00	15.69%	3	4.7565	2.350000

New York	1	15,000,000.00	2.27%	2	4.3300	1.050000

North Dakota	1	9,133,793.15	1.38%	4	4.7380	0.890000

Ohio	1	4,503,527.35	0.68%	3	4.8040	1.700000

Pennsylvania	2	22,979,945.03	3.48%	3	4.6809	1.621523

Tennessee	1	3,440,509.97	0.52%	3	4.6750	1.530000

Texas	4	41,414,162.12	6.28%	4	4.6378	1.296105

Virgin Islands	1	5,712,450.90	0.87%	3	4.5600	2.070000

Virginia	2	10,247,345.43	1.55%	3	4.6500	1.658911

Totals	43	659,733,375.92	100.00%	3	4.6696	1.493450

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP
	4.40000% or less	1	15,000,000.00	2.27%	2	4.3300	1.050000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	109,389,154.50	16.58%	1	4.4444	2.501649	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	19	428,898,458.83	65.01%	3	4.6991	1.258062	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	3	16,710,328.61	2.53%	2	4.9140	0.951513	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	27,115,197.70	4.11%	3	5.0371	1.991782	49 months or greater	31	597,113,139.64	90.51%	3	4.6646	1.505396
	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP
	60 months or less	31	597,113,139.64	90.51%	3	4.6646	1.505396	Interest Only	5	214,250,000.00	32.48%	2	4.5890	2.378763
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	26	382,863,139.64	58.03%	3	4.7068	1.016661
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	62,620,236.28	9.49%	3	4.7176	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	597,113,139.64	90.51%	3	4.6646	1.505396
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	659,733,375.92	100.00%	3	4.6696	1.493450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302201001	RT	Las Vegas	NV	Actual/360	4.757%	396,573.19	0.00	0.00	N/A	06/01/24	--	103,500,000.00	103,500,000.00	03/01/24
2	302201002	LO	Sunnyvale	CA	Actual/360	4.640%	224,066.23	109,678.16	0.00	N/A	07/01/24	--	59,946,374.44	59,836,696.28	03/01/24
3	302201003	RT	Miami	FL	Actual/360	4.420%	210,962.91	750,000.00	0.00	N/A	02/06/24	--	60,000,000.00	59,250,000.00	02/06/24
6	302051011	RT	Westminster	CA	Actual/360	4.650%	168,264.16	115,336.08	0.00	N/A	04/01/24	--	44,920,355.35	44,805,019.27	03/01/24
8	302201008	LO	San Mateo	CA	Actual/360	4.640%	168,049.67	82,258.62	0.00	N/A	07/01/24	--	44,959,780.98	44,877,522.36	03/01/24
9	883100249	LO	Virginia Beach	VA	Actual/360	4.410%	128,019.49	36,036,451.35	0.00	N/A	03/06/24	--	36,036,451.35	0.00	03/06/24
10	302201010	MU	Grosse Pointe Woods	MI	Actual/360	4.790%	127,534.36	82,090.07	0.00	N/A	07/01/24	--	33,051,882.23	32,969,792.16	03/01/24
12	883100245	OF	New York	NY	Actual/360	4.033%	113,708.19	35,000,000.00	0.00	11/01/17	03/06/24	--	35,000,000.00	0.00	03/06/24
13	883100253	OF	Dallas	TX	Actual/360	4.640%	111,705.16	65,982.82	0.00	N/A	07/06/24	--	29,885,446.79	29,819,463.97	03/06/24
14	302201014	MF	Lawrenceville	GA	Actual/360	4.450%	121,880.56	0.00	0.00	N/A	06/01/24	--	34,000,000.00	34,000,000.00	03/01/24
15	695100306	MF	Gainesville	VA	Actual/360	4.757%	117,182.01	55,100.88	0.00	N/A	07/06/24	04/06/24	30,579,634.11	30,524,533.23	03/06/24
18	302051006	OF	Chicago	IL	Actual/360	4.666%	86,813.25	42,335.80	0.00	N/A	06/01/24	--	23,096,479.49	23,054,143.69	12/01/23
20	883100248	MF	Ann Arbor	MI	Actual/360	4.740%	67,450.16	32,069.39	0.00	N/A	06/06/24	--	17,664,817.54	17,632,748.15	03/06/24
21	623100108	MF	Hyattsville	MD	Actual/360	5.030%	70,839.52	30,562.58	0.00	N/A	06/06/24	--	17,482,846.37	17,452,283.79	03/06/24
22	623100101	MU	Pittsburgh	PA	Actual/360	4.780%	59,400.72	34,821.56	0.00	N/A	06/06/24	--	15,426,531.12	15,391,709.56	03/06/24
24	302201024	MU	New York	NY	Actual/360	4.330%	52,320.83	0.00	0.00	N/A	05/01/24	--	15,000,000.00	15,000,000.00	03/01/24
25	883100246	MF	Evansville	IN	Actual/360	4.700%	39,332.18	22,904.47	0.00	N/A	06/06/24	--	10,388,542.63	10,365,638.16	03/06/24
28	695100305	OF	Fargo	ND	Actual/360	4.738%	34,948.46	22,874.13	0.00	N/A	07/06/24	--	9,156,667.28	9,133,793.15	03/06/24
30	883100227	RT	Delafield	WI	Actual/360	4.799%	34,419.48	8,903,443.71	0.00	N/A	04/06/24	--	8,903,443.71	0.00	03/06/24
31	302201031	RT	Phoenix	AZ	Actual/360	4.915%	32,669.19	8,251,243.55	0.00	N/A	06/06/24	03/06/24	8,251,243.55	0.00	03/06/24
32	883100222	RT	Northville	MI	Actual/360	4.626%	30,607.49	8,213,467.26	0.00	N/A	03/06/24	--	8,213,467.26	0.00	03/06/24
33	623100097	LO	Brunswick	GA	Actual/360	5.030%	29,131.39	26,570.84	0.00	N/A	05/06/24	--	7,189,484.75	7,162,913.91	03/06/24
34	302201034	RT	Philadelphia	PA	Actual/360	4.480%	27,455.67	19,555.61	0.00	N/A	07/01/24	--	7,607,791.08	7,588,235.47	03/01/24
36	623100109	MH	Sellersburg	IN	Actual/360	4.860%	24,525.41	6,264,471.86	0.00	N/A	03/06/24	--	6,264,471.86	0.00	03/06/24
38	883100234	LO	Santa Rosa	CA	Actual/360	4.950%	26,703.98	16,531.39	0.00	N/A	05/06/24	--	6,696,922.80	6,680,391.41	03/06/24
39	883100247	MF	Ann Arbor	MI	Actual/360	4.740%	28,251.38	13,432.20	0.00	N/A	06/06/24	--	7,398,876.52	7,385,444.32	03/06/24
41	695100296	MH	Kalamazoo	MI	Actual/360	4.623%	24,215.76	16,552.44	0.00	N/A	06/06/24	--	6,502,476.16	6,485,923.72	03/06/24
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	24,989.47	15,020.10	0.00	N/A	06/06/24	--	6,736,462.53	6,721,442.43	03/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	883100239	OF	Las Vegas	NV	Actual/360	4.600%	23,678.70	6,390,054.43	0.00	N/A	06/06/24	--	6,390,054.43	0.00	03/06/24
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	23,852.37	14,512.98	0.00	05/06/24	05/06/26	--	6,188,053.98	6,173,541.00	03/06/24
45	302201045	MU	Saint John	VI	Actual/360	4.560%	21,037.66	14,680.30	0.00	N/A	06/01/24	--	5,727,131.20	5,712,450.90	03/01/24
48	302201048	MF	Richmond	VA	Actual/360	4.650%	22,578.19	12,531.52	0.00	N/A	06/01/24	--	6,027,546.62	6,015,015.10	03/01/24
50	695100295	MF	Detroit	MI	Actual/360	4.743%	22,510.45	11,369.21	0.00	N/A	06/06/24	--	5,891,630.11	5,880,260.90	03/06/24
51	302201051	MF	Lincoln	NE	Actual/360	4.960%	22,125.59	11,139.54	0.00	N/A	05/01/24	--	5,537,549.39	5,526,409.85	03/01/24
52	695100302	MH	Miami	FL	Actual/360	4.630%	18,351.19	12,515.14	0.00	N/A	06/06/24	--	4,920,257.29	4,907,742.15	03/06/24
53	302201053	RT	Houston	TX	Actual/360	4.670%	18,379.46	12,372.29	0.00	N/A	06/06/24	--	4,885,628.01	4,873,255.72	03/06/24
56	695100303	RT	Dublin	OH	Actual/360	4.804%	17,466.19	9,828.98	0.00	N/A	06/06/24	--	4,513,356.33	4,503,527.35	03/06/24
57	302201057	OF	Vancouver	WA	Actual/360	5.080%	17,199.21	4,202,902.11	0.00	N/A	05/01/24	--	4,202,902.11	0.00	03/01/24
60	302201060	MF	Richmond	VA	Actual/360	4.650%	15,886.63	8,817.53	0.00	N/A	06/01/24	--	4,241,147.86	4,232,330.33	03/01/24
61	302201061	SS	Ranson	WV	Actual/360	4.875%	14,931.38	9,412.20	0.00	N/A	06/01/24	04/01/24	3,802,154.07	3,792,741.87	03/01/24
62	883100243	MF	Birmingham	AL	Actual/360	4.560%	10,493.21	18,121.96	0.00	N/A	06/06/24	--	2,856,590.09	2,838,468.13	03/06/24
63	623100105	MF	Dallas	TX	Actual/360	4.855%	13,810.70	3,531,269.84	0.00	N/A	06/06/24	--	3,531,269.84	0.00	03/06/24
64	695100301	RT	Germantown	TN	Actual/360	4.675%	12,989.74	8,729.98	0.00	N/A	06/06/24	--	3,449,239.95	3,440,509.97	03/06/24
66	883100242	MH	Montrose	CO	Actual/360	4.705%	12,552.05	3,311,765.97	0.00	N/A	03/06/24	--	3,311,765.97	0.00	03/06/24
67	695100300	MH	Palm Shores	FL	Actual/360	4.630%	11,698.89	7,978.39	0.00	N/A	06/06/24	--	3,136,664.78	3,128,686.39	03/06/24
68	623100104	MH	Various	FL	Actual/360	5.750%	14,008.20	3,024,258.68	0.00	N/A	03/06/24	--	3,024,258.68	0.00	03/06/24
69	883100250	SS	Delray Beach	FL	Actual/360	4.680%	11,921.95	6,550.53	0.00	N/A	06/06/24	--	3,162,321.00	3,155,770.47	03/06/24
70	883100238	SS	Buena Park	CA	Actual/360	5.107%	10,284.93	0.00	0.00	N/A	05/06/24	--	2,500,000.00	2,500,000.00	03/06/24
72	695100298	MH	Stuart	FL	Actual/360	4.630%	6,461.15	4,406.37	0.00	N/A	06/06/24	--	1,732,340.64	1,727,934.27	03/06/24
73	695100299	MH	Hallandale Beach	FL	Actual/360	4.630%	6,308.22	4,302.08	0.00	N/A	06/06/24	--	1,691,338.57	1,687,036.49	03/06/24
Totals							2,930,546.33	124,850,274.90	0.00				784,583,650.82	659,733,375.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,108,502.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,406,538.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,139,725.00	0.00	--	--	--	0.00	0.00	213,393.18	213,393.18	0.00	0.00
6	1,883,100.82	(924,026.42)	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,725,713.38	0.00	--	--	--	0.00	0.00	0.00	0.00	56,587.38	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	4,359,245.00	3,028,263.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	4,123,315.51	1,820,768.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,762,903.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,796,367.71	0.00	--	--	--	0.00	0.00	128,802.99	386,570.01	0.00	0.00
20	1,959,547.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,082,018.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,708,883.32	1,237,123.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,239,436.00	570,625.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	858,458.00	547,803.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	877,111.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,114,320.38	1,623,149.42	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,002,087.94	927,899.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,236,481.00	262,409.31	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	5,323.61	0.00
39	886,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	931,709.04	666,488.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	967,220.92	759,488.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	980,626.22	752,314.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	768,725.51	722,659.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	707,975.00	535,808.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	951,081.06	511,522.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	396,619.00	389,380.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	798,195.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	585,982.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	527,120.20	471,278.89	07/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	433,011.00	393,581.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	685,332.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	515,336.00	672,437.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	421,564.80	313,332.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	789,903.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	437,584.12	371,415.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	76,369,846.87	16,451,918.18				0.00	0.00	342,196.17	599,963.19	61,910.99	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	302201003	750,000.00	Partial Liquidation (Curtailment)	0.00	0.00
30	883100227	8,883,828.88	Payoff Prior to Maturity	0.00	0.00
43	883100239	6,373,746.87	Payoff Prior to Maturity	0.00	0.00
57	302201057	4,192,676.67	Payoff Prior to Maturity	0.00	0.00
63	623100105	3,522,508.76	Payoff Prior to Maturity	0.00	0.00
Totals		23,722,761.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	1	23,054,143.69	0	0.00	0	0.00	0	0.00	0	0.00	1	750,000.00	4	22,972,761.18	4.669596%	4.602481%	3
02/16/24	1	23,096,479.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,110,194.05	4.640977%	4.615090%	0
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,480,955.98	4.643691%	4.625179%	1
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.636792%	4.618783%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	18,499,789.41	4.636880%	4.618864%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660797%	4.642729%	4
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660898%	4.642824%	5
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660992%	4.642913%	6
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661085%	4.643001%	7
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661184%	4.643094%	8
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661276%	4.643181%	9
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661373%	4.643272%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	302201003	02/06/24	0	5	213,393.18	213,393.18	0.00	59,250,000.00	02/01/24	9
18	302051006	12/01/23	2	2	128,802.99	386,570.01	0.00	23,168,741.05	02/02/24	13
Totals					342,196.17	599,963.19	0.00	82,418,741.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		59,250,000	0		59,250,000	0
0 - 6 Months		594,309,835	571,255,691		23,054,144	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		6,173,541	6,173,541		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	659,733,376	636,679,232	0	23,054,144 0		0
Feb-24	784,583,651	701,487,171	83,096,479	0	0	0
Jan-24	787,731,320	787,731,320	0	0	0	0
Dec-23	845,311,462	845,311,462	0	0	0	0
Nov-23	846,483,608	846,483,608	0	0	0	0
Oct-23	904,798,566	904,798,566	0	0	0	0
Sep-23	906,093,118	906,093,118	0	0	0	0
Aug-23	907,296,780	907,296,780	0	0	0	0
Jul-23	908,495,557	908,495,557	0	0	0	0
Jun-23	909,775,589	909,775,589	0	0	0	0
May-23	910,964,308	910,964,308	0	0	0	0
Apr-23	912,234,645	912,234,645	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	302201003	59,250,000.00	59,250,000.00	391,000,000.00	12/01/13	16,541,488.00	2.34000	12/31/23	02/06/24	I/O
6	302051011	44,805,019.27	44,805,019.26	171,000,000.00	02/27/14	(1,416,077.42)	(0.36000)	09/30/23	04/01/24	240
18	302051006	23,054,143.69	23,168,741.05	101,000,000.00	04/16/14	975,896.71	0.21000	12/31/23	06/01/24	243
Totals		127,109,162.96	127,223,760.31	663,000,000.00		16,101,307.29

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	302201003	RT	FL	02/01/24	9

The loan matures on 2/6/2024. Lender and Borrower have agreed upon a forbearance for 1 year to 2/6/2025 with one 12 month option to 2/6/2026. The forbearance involves Borrower contributing additional equity to deleverage the loan. Initial

$2,000,000 loan pay down and $3,000,000 pay down upon additional 12 month option. The Loan will remain in full cash sweep during the entire forbearance period with excess cash being deposited in a 50/50 split between a newly created

Lender held Omnibus Reserve and hyper amortizing the entire outstanding principal balance. In addition, Guarantor and Borrower will provide cooperation covenants in which they will cooperate, in the event of a future default, with a deed-

in-lieu, stipulated foreclosure and/o r receiver. Loan will be subject to reduced default interest of 2.5% for first 12 months of forbearance. Upon exercising 12 month extension option, reduced default interest will increase to 3.5%. Collateral is

307k SF of a 1.09MM SF super regional mall located 12 miles northwest of downtown Miami. Non-collateral anchors include Macy's, JCPenney, Sears (vacant), and Kohl's.

The loan matures on 2/6/2024. Lender and Borrower have agreed upon a forbearance for 1 year to 2/6/2025 with one 12 month option to 2/6/2026. The forbearance involves Borrower contributing additional equity to deleverage the loan. Initial

$2,000,000 loan pay down and $3,000,000 pay down upon additional 12 month option. The Loan will remain in full cash sweep during the entir e forbearance period with excess cash being deposited in a 50/50 split between a newly created

Lender held Omnibus Reserve and hyper amortizing the entire outstanding principal balance. In addition, Guarantor and Borrower will provide cooperation
6	302051011	RT	CA	02/27/24	0
No comments this cycle.

18	302051006	OF	IL	02/02/24	13

The Loan transferred to Special Servicer due to Monetary Default. The loan is cash managed and there was insufficient cash flow to make the January and February debt service payments. The Borrower has been unwilling to fund the shortfalls at this tim e. Per the 9/30/2023 financials, the Property is 60.38% occupied and DSCR (NOI / NCF) is 0.70x / 052x. Major tenants include Equinox (33,528 SF, LXD 12/2032), AIDS Healthcare Foundation (33,349 SF, LXD 8/2034), Civis

Analytics (29,079 SF, LXD 9/2027), BARCODES (29,079 SF, LXD 2/2029) and Riskonnect Inc. (19,542 SF, LXD 9/2026). Special Servicer is initiating contact with the Borrower and will engage on a PNA.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	302201016	10/17/22	25,377,768.71	7,500,000.00	12,851,488.69	3,195,096.84	12,851,488.69	9,656,391.85	15,721,376.86	0.00	0.00	15,721,376.86	52.40%
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	191,921.54	2,425,327.05	35.14%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	0.00	15,730.14	1,347,618.47	27.78%
65	623100106	06/17/21	3,763,557.18	5,020,000.00	5,534,710.98	440,239.39	5,534,710.98	5,094,471.59	0.00	0.00	(1,918.50)	1,918.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			60,337,676.88	35,470,000.00	37,518,111.91	6,291,204.73	37,518,111.91	31,226,907.18	30,441,684.11	0.00	415,333.53	30,026,350.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	302201016	10/17/22	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	02/17/23	0.00	0.00	2,425,327.05	0.00	0.00	(653.25)	0.00	0.00	2,425,327.05
		10/17/22	0.00	0.00	2,425,980.30	0.00	0.00	3,367.98	0.00	0.00
		06/17/22	0.00	0.00	2,422,612.32	0.00	0.00	(194,636.27)	0.00	0.00
		07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	11/18/22	0.00	0.00	1,347,618.47	0.00	0.00	(15,780.11)	0.00	0.00	1,347,618.47
		12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
65	623100106	10/17/22	0.00	0.00	1,918.50	0.00	0.00	425.00	0.00	0.00	1,918.50
		06/25/21	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	12,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,490.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,574.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,574.31

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Supplemental Notes
None

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